SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 10, 2018	Apr. 21, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash - restricted			$ 230,470	$ 246,328	$ 230,470	$ 198,943	$ 141,102
Asset management fee				116,115		116,115	116,115
Annual asset management fees				73,730		116,115
Lender reserve				148,546		0
Funds held for others				24,052		82,828	24,987
Loss of ARO Settlement			$ 95,930		$ 251,852		71,245
Allowance for trade receivables				0		0	0
Allowance for other accounts receivables				$ 0		$ 92,573	$ 640,000
Discount rate				10.00%		10.00%
KCC [Member] | Asset Acquisitions [Member]
Mining Rights	$ 66,129
Asset Retirement Obligation	$ 66,129
Commitment contingences description	In addition, KCC entered into a royalty agreement with the seller to be paid only upon coal extraction in the amount of $1.50 per extracted ton of coal.
Acquired assets anticipated life years	7 years
Capitalized mining rights amortized life years	7 years
McCoy [Member]
Asset Retirement Obligation						$ 3,561,848
McCoy [Member] | Asset Acquisitions [Member]
Mining Rights		$ 2,151,823
Vendor Payables		53,771
Asset Retirement Obligation		$ 2,098,052
Commitment contingences description		In addition, McCoy entered into a surface and mineral sub-lease in the amount of up to $4,000,000 to be paid only upon coal extraction at $2 per extracted ton of coal.
Acquired assets anticipated life years		5 years
Capitalized mining rights amortized life years		5 years
Annual royalty payable		$ 60,000
Description for royalty payments		McCoy will also pay a portion of the sales price as royalty with an annual minimum payment of $60,000 starting in January 2019
Point Rock [Member]
Mining Rights				$ 2,151,823
Vendor Payables				53,771
Asset Retirement Obligation				2,098,052
Wayland [Member]
Mining Rights				66,129
Asset Retirement Obligation				$ 66,129